Significant Acquisition Transactions	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Significant Acquisition Transactions

3 SIGNIFICANT ACQUISITION TRANSACTIONS

Acquisition of Ruisha Technology

Ruisha Technology was engaged in providing corporate customers with one-stop brand and customized services for full-domain operations, including a wide variety of operational services, data platforms and other software services, as well as value-added services such as traffic placement. The Group previously held an approximately 18.1% equity interest (which had a redeemable option held by the Group) in Ruisha Technology, which was considered not in substance common stock and classified as an available-for-sale debt investment (Note 10). In July 2021, the Group acquired additional equity interests in Ruisha Technology for a cash consideration of RMB50,000. Upon the consummation of the acquisition, the Group beneficially owned a 59.62% equity and voting interest in Ruisha Technology and effectively controls Ruisha Technology. Therefore, the financial statements of Ruisha Technology have been consolidated into the Group’s consolidated financial statements from the date control was obtained.

The Company accounted for the step acquisition using the acquisition method of accounting. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in Ruisha Technology over (ii) the fair value of the identifiable net assets of Ruisha Technology is recorded as goodwill. The allocation of the purchase price as of the date of acquisition is summarized as follows:

	Amount	Estimated useful lives
	RMB
Net assets acquired(1)	12,639
Amortizable intangible assets
Customer Relationship	39,500	5 years
Technology	9,900	5 years
Goodwill(2)	63,460
Deferred tax liabilities	(12,350)
Noncontrolling interests(3)	(44,993)
	68,156

Amount
RMB
Total purchase price is comprised of:
-fair value of previously held equity interests	18,156
-cash consideration	50,000
Total	68,156

(1)
Net assets acquired primarily included cash and cash equivalents of RMB13,868, prepayments, receivables and other current assets of RMB8,427, property and equipment of RMB91, intangible assets, net of RMB39, other non-current assets, net of RMB91, accounts payable of RMB465, salaries and welfare payable of RMB123, advances from customers of RMB156, taxes payable of RMB277, accruals and other current liabilities of RMB8,617 and non-current liabilities of RMB239 as of the date of the acquisition.
(2)
Goodwill arising from this acquisition was attributable to the synergies expected from using the operating experience of Ruisha Technology to boost the Company’s 2B business (Note 14).
(3)
Fair value of the noncontrolling interests was estimated based on the equity value of Ruisha Technology derived by the purchase consideration, adjusted for a discount for control premium.

For the year ended March 31, 2022, the revenue of Ruisha Technology since the acquisition date included in the Consolidated Statement of Operations and Comprehensive Loss was RMB21,845 and the earnings of Ruisha Technology since the acquisition date included in the Consolidated Statement of Operations and Comprehensive Loss was not material. Pro forma results of operations for the Ruisha Technology acquisition have not been presented as they are not material to the Group’s Consolidated Statements of Operations and Comprehensive Loss.